Rule 497(e)
                                                          SEC File No. 002-85378
                                                          Rule 482 ad




                          PICK THE WINNER AT MUIRFIELD


AVERAGE ANNUAL TOTAL RETURNS as of 3/31/99:

                        One Year    Three Years    Five Years    Ten Years
                        --------    -----------    ----------    ---------
THE FLEX-FUNDS
Muirfield Fund           31.32%       18.86%         17.32%       14.47%

Morningstar Average
Asset Allocation Fund     5.31%       13.86%         14.45%       12.03%


                            #1 ASSET ALLOCATION FUND
    out of 273 funds for 12-month total return as of 3/31/99 per Morningstar


                                 THE FLEX-FUNDS
                                 MUIRFIELD FUND
                   A no-load fund that invests in the shares
                     of other top-performing mutual funds.


                       Managed from Muirfield Village by
                             R. MEEDER & ASSOCIATES

                               CALL (800)325-FLEX
                         for a Prospectus and Fact Sheet
                 From Columbus and vicinity, call (614)766-7000
               Online: www.flexfunds.com E-Mail:info@flexfunds.com

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Performance figures represent average annual total returns for periods ended 3/31/99 and assume reinvestment of all dividend and capital gains distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Muirfield Fund ranked among asset allocation funds for average annual total return for the time periods as follows: 5 years - 26 out of 94 funds; 10 years - 6 out of 36 funds. To obtain a prospectus containing more complete information about the Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call The Flex-funds at (800)325-3539 or write P.O. Box 7177, Dublin, OH 43017. Please read the prospectus carefully before investing.

                                 THE FLEX-FUNDS